UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 28, 2015

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–0.31%	1.82%	2.61%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated November 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

U.S. bonds generated mostly positive returns during the first half of Intermediate Bond Fund of America’s fiscal year. Declining interest rates provided a generally favorable environment, tempered by investor worries about shifting U.S. monetary policy. For the six-month period ended February 28, 2015, the fund returned 0.76%.

By comparison, the Barclays U.S. Government/Credit 1–7 Years ex BBB Index — a broad measure of the market in which the fund invests — returned 1.09%. Meanwhile, the Lipper Short-Intermediate Investment Grade Debt Funds Average posted a return of 0.46%. This peer group measure includes some funds that, unlike this fund, hold below investment-grade bonds (rated BB/Ba and below) such as high-yield corporate debt. Results for longer periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 7 cents a share earned an income return of 0.54% over the six months. For those who took their dividends in cash, the figure was the same. The fund’s share price increased from $13.56 to $13.59.

Bond market overview

The U.S. bond market experienced bouts of higher volatility amid uneven global economic growth, flare-ups in geopolitical risk and rapidly falling oil prices during the first six months of the fund’s fiscal year. The winding down of the Federal

Results at a glance

For periods ended February 28, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	0.76%	1.62%	1.13%	2.20%	2.82%	5.01%
Barclays U.S. Government/Credit 1–7 Years ex BBB Index[2]	1.09	1.80	1.39	2.42	3.69	5.71
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	0.46	1.53	1.94	3.03	3.61	5.48

[1]	Since February 19, 1988.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Intermediate Bond Fund of America	1

Reserve’s bond-buying program, known as quantitative easing, also added to uncertainty in the market. Pressured largely by global financial trends, the yield on the benchmark 10-year U.S. Treasury note declined 35 basis points to end the period at 2.00%.

The U.S. economy continued to expand at a moderate pace, highlighted by better consumer spending and steadily rising employment. In the fourth quarter, U.S. gross domestic product (GDP) grew at an annualized rate of 2.2%, matching the nation’s average rate of growth from 2010 to 2013. Hiring remained strong in February with employers adding 295,000 new jobs. Meanwhile, the dollar appreciated sharply against the euro, the yen and most other currencies around the world.

A stronger U.S. economy stood in contrast to many other regions, particularly Europe and Asia, where slowing growth trends and deflationary pressures took a toll on investor sentiment. Central banks in Europe, China, Japan and elsewhere ramped up their own monetary stimulus programs as the Fed completed the last of its monthly bond purchases in October. Despite the actions of the Fed, U.S. interest rates continued to decline primarily due to tumbling global bond yields — making U.S. debt more attractive to investors on a relative basis.

Inside the portfolio

The fund adopted a more defensive posture over the six months, increasing its holdings of Treasury and U.S. agency bonds from 55% at the end of August to 60% at the end of February. In particular, portfolio managers added to investments in Treasury Inflation-Protected Securities (TIPS) as an insurance policy against higher inflation. TIPS returns were disappointing, especially as oil prices fell. Managers nonetheless believe valuations are attractive, and they continue to maintain a high level of conviction in these investments.

Investments in corporate bonds and mortgage-backed securities were reduced as those sectors advanced. Corporates fell from 24% of the portfolio in August to 23% at the end of February. Mortgage exposure declined from 12% to 9%. The fund’s duration increased somewhat, reflecting managers’ views that interest rates would stay low for a time, even as the Fed contemplated raising short-term rates.

The fund continues to focus on high-quality U.S. government, agency, mortgage-related and corporate bonds with maturities of roughly three to five years. Managers pointedly reduced credit risk over the six months, resulting in an overall improvement in the quality of assets in the portfolio. The fund also held some long-duration bonds that rallied strongly as demand for these assets soared among pension funds, insurance companies and foreign investors.

2	Intermediate Bond Fund of America

Looking ahead

The outlook for the U.S. economy remains positive, as evidenced by an improving employment picture, healthy GDP growth and moderate-to-low levels of inflation. On the other hand, a strong dollar and weak economic growth overseas could threaten U.S. exports. With this mix of tailwinds and headwinds, portfolio managers believe the Fed will be inclined to raise short-term interest rates later in the year, or perhaps even early next year, moving at a more measured pace than in past interest rate cycles.

Without question, rising rates would put stress on the bond market. Managers expect higher volatility at times as the Fed contemplates changes in monetary policy and ultimately takes a first step toward tightening. In such an environment, existing bonds can lose value. However, over the long term, higher rates are beneficial for fixed-income investors. As securities are sold or reach maturity, the proceeds can be reinvested in less expensive bonds at higher yields, providing better income opportunities and contributing to total return.

It is important to remember that bonds are a valuable diversification tool in any portfolio, regardless of the direction of interest rates. Bonds can curb the impact of volatility during uncertain economic times and potentially offset losses during periods of weakness in the stock market. As always, we encourage investors to take a long-term view.

Thank you for your continued support. We look forward to reporting to you again in six months.

Sincerely,

Mark A. Brett

President

April 9, 2015

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.91%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.11%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Intermediate Bond Fund of America	3

Summary investment portfolio February 28, 2015	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	59.56%
AAA/Aaa	11.60
AA/Aa	7.13
A/A	13.05
BBB/Baa	6.44
Unrated	.03
Other	.03
Short-term securities & other assets less liabilities	2.16
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 97.81%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 57.06%
U.S. Treasury 48.79%
U.S. Treasury 0.25% 2015	$125,000	$125,096
U.S. Treasury 0.625% 2016	150,000	150,234
U.S. Treasury 0.625% 2016	95,000	95,130
U.S. Treasury 0.875% 2016[1]	86,750	87,278
U.S. Treasury 1.50% 2016[1]	40,000	40,578
U.S. Treasury 5.125% 2016	96,500	102,019
U.S. Treasury 7.50% 2016	40,000	44,736
U.S. Treasury 0.75% 2017	41,500	41,469
U.S. Treasury 0.875% 2017	130,000	130,462
U.S. Treasury 0.875% 2017	90,000	90,310
U.S. Treasury 1.00% 2017	197,950	199,272
U.S. Treasury 4.50% 2017	60,000	64,957
U.S. Treasury 4.625% 2017	115,000	123,980

4	Intermediate Bond Fund of America

	Principal amount	Value
	(000)	(000)
U.S. Treasury 8.75% 2017	$25,000	$29,406
U.S. Treasury 0.75% 2018	30,000	29,754
U.S. Treasury 1.25% 2018	59,100	59,070
U.S. Treasury 3.50% 2018	50,000	53,631
U.S. Treasury 1.50% 2019	767,500	768,068
U.S. Treasury 1.50% 2019	234,885	235,949
U.S. Treasury 1.50% 2019	154,000	154,180
U.S. Treasury 1.625% 2019	632,200	637,605
U.S. Treasury 1.625% 2019	514,165	518,906
U.S. Treasury 1.625% 2019	283,760	285,446
U.S. Treasury 1.625% 2019	278,050	280,277
U.S. Treasury 1.75% 2019	44,000	44,564
U.S. Treasury 3.625% 2019	129,500	141,884
U.S. Treasury 1.25% 2020	275,000	271,725
U.S. Treasury 2.25% 2021	40,900	42,149
U.S. Treasury 8.00% 2021	20,000	27,906
U.S. Treasury 0.25%–8.75% 2016–2025	156,410	170,766
		5,046,807

U.S. Treasury inflation-protected securities 8.27%
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	284,122	284,576
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	249,051	259,856
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	132,838	135,107
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	80,598	79,720
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	39,805	47,246
U.S. Treasury Inflation-Protected Security 0.13%–2.00% 2016–2026[2]	47,904	49,339
		855,844

Total U.S. Treasury bonds & notes		5,902,651

Corporate bonds & notes 23.04%
Financials 7.28%
Other securities		753,529

Consumer staples 2.69%
Walgreens Boots Alliance, Inc. 2.70% 2019	27,500	28,018
Other securities		249,721
		277,739

Telecommunication services 1.18%
Verizon Communications Inc. 2.625% 2020[3]	26,829	27,100
Other securities		95,434
		122,534

Other 11.89%
Other securities		1,229,399

Total corporate bonds & notes		2,383,201

Mortgage-backed obligations 8.74%
Federal agency mortgage-backed obligations 4.54%
Fannie Mae 3.00% 2035[4]	26,514	27,503
Fannie Mae 3.50% 2045[4,5]	134,050	140,114
Fannie Mae 0%–11.00% 2015–2047[4,6]	116,011	121,274
Freddie Mac 3.50% 2035[4]	26,727	28,192
Freddie Mac 0%–6.62% 2023–2045[4,5,6]	40,305	42,531

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 4.00% 2044[4]	$32,542	$34,746
Government National Mortgage Assn. 0.93%–6.64% 2042–2064[4,6]	70,587	75,499
		469,859

Commercial mortgage-backed securities 3.87%
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	26,433	27,993
Other securities		372,212
		400,205

Collateralized mortgage-backed (privately originated) 0.21%
Freddie Mac 1.17%–3.57% 2023–2024[4,6]	19,905	20,018
Other securities		2,071
		22,089

Other mortgage-backed securities 0.12%
Other securities		12,009

Total mortgage-backed obligations		904,162

Federal agency bonds & notes 2.50%
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017[4]	38,833	38,921
Fannie Mae 0.50%–3.51% 2015–2024[4,6]	104,789	106,721
Freddie Mac 0.75%–4.88% 2018–2024[4,6,7]	82,800	84,252
Other securities		28,974
		258,868

Bonds & notes of governments & government agencies outside the U.S. 1.59%
Spanish Government 4.00% 2018[3]	25,000	26,691
Other securities		137,434
		164,125

Other bonds & notes 4.88%
Other securities		504,851

Total bonds, notes & other debt instruments (cost: $9,982,269,000)		10,117,858

Preferred securities 0.03%
U.S. government agency securities 0.03%
Other securities		2,765

Total preferred securities (cost: $3,985,000)		2,765

Short-term securities 3.23%
Caterpillar Financial Services Corp. 0.10% due 4/14/2015	39,100	39,093
Chariot Funding, LLC 0.27% due 6/29/2015[3]	40,000	39,963
Chevron Corp. 0.12% due 5/20/2015[3]	39,600	39,585
Fannie Mae 0.11% due 5/18/2015	5,800	5,800
Federal Home Loan Bank 0.07%–0.14% due 4/10/2015–8/5/2015	32,400	32,393
John Deere Capital Corp. 0.09% due 3/11/2015[3]	25,000	24,999
John Deere Cash Management SA 0.10% due 3/26/2015[3]	13,500	13,498
John Deere Financial Ltd. 0.10% due 3/18/2015[3]	44,800	44,797
NetJets Inc. 0.05% due 3/2/2015[3]	65,400	65,400

6	Intermediate Bond Fund of America

	Principal amount	Value
	(000)	(000)
USAA Capital Corp. 0.08% due 3/5/2015	$28,100	$28,100
Other securities		1,100

Total short-term securities (cost: $334,731,000)		334,728
Total investment securities 101.07% (cost: $10,320,985,000)		10,455,351
Other assets less liabilities (1.07)%		(110,749)

Net assets 100.00%		$10,344,602

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Intermediate Bond Fund of America	7

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,536,625,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 2/28/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7865%	10/6/2016	$175,000	$(212)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	10,000	16
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9195	2/11/2017	100,000	(128)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	108,000	(87)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	85,000	(48)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.3405	12/29/2017	100,000	(500)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	230,000	2,008
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7075	7/1/2019	60,000	457
Receive	LCH.Clearnet	3-month USD-LIBOR	1.814	7/29/2019	125,000	1,467
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	112,000	1,347
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	120,000	1,308
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	127,000	1,227
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	123,000	1,191
Receive	LCH.Clearnet	3-month USD-LIBOR	1.742	8/12/2019	60,000	501
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	92,000	1,440
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	35,000	140
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	11/14/2019	50,000	434
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	96,000	754
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5405	1/15/2020	50,000	(199)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	1/30/2020	150,000	(1,101)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	20,000	(156)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6715	2/13/2020	100,000	162
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	45,000	50
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	30,000	8
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	58,000	340
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	20,000	28
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	30,000	(8)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6045	7/29/2024	75,000	(3,426)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	26,000	(1,363)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7445	8/4/2024	50,000	(2,891)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6705	9/12/2024	60,000	(3,077)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.421	10/30/2024	34,000	(988)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.491	11/14/2024	30,000	(1,051)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.091	1/9/2025	10,000	17
Pay	LCH.Clearnet	3-month USD-LIBOR	1.894	1/20/2025	25,500	507
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	21,000	461
Pay	LCH.Clearnet	3-month USD-LIBOR	1.887	1/20/2025	15,000	308
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0255	2/10/2025	75,000	619
Pay	LCH.Clearnet	3-month USD-LIBOR	2.043	2/10/2025	28,000	186
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	35,000	(95)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(13,051)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	28,000	(4,418)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	30,000	(4,935)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	1,000	(121)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(1,976)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	24,000	168
						$(24,687)

8	Intermediate Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $33,066,000, which represented .32% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,107,562,000, which represented 10.71% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $30,312,000, which represented .29% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

Intermediate Bond Fund of America	9

Financial statements

Statement of assets and liabilities at February 28, 2015	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $10,320,985)		$10,455,351
Cash		1,662
Receivables for:
Sales of investments	$279,120
Sales of fund’s shares	20,824
Interest	42,285	342,229
		10,799,242
Liabilities:
Payables for:
Purchases of investments	437,055
Repurchases of fund’s shares	10,196
Dividends on fund’s shares	275
Investment advisory services	1,595
Services provided by related parties	3,888
Trustees’ deferred compensation	265
Variation margin	1,061
Other	305	454,640
Net assets at February 28, 2015		$10,344,602

Net assets consist of:
Capital paid in on shares of beneficial interest		$10,246,231
Distributions in excess of net investment income		(7,226)
Accumulated net realized loss		(4,082)
Net unrealized appreciation		109,679
Net assets at February 28, 2015		$10,344,602

See Notes to Financial Statements

10	Intermediate Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (761,081 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$6,429,729	473,052	$13.59
Class B	14,343	1,055	13.59
Class C	130,081	9,570	13.59
Class F-1	232,060	17,073	13.59
Class F-2	263,835	19,411	13.59
Class 529-A	366,628	26,974	13.59
Class 529-B	1,510	111	13.59
Class 529-C	71,666	5,273	13.59
Class 529-E	18,237	1,342	13.59
Class 529-F-1	77,081	5,671	13.59
Class R-1	11,008	810	13.59
Class R-2	123,223	9,066	13.59
Class R-2E	10	1	13.59
Class R-3	147,992	10,888	13.59
Class R-4	105,499	7,762	13.59
Class R-5	27,685	2,037	13.59
Class R-6	2,324,015	170,985	13.59

See Notes to Financial Statements

Intermediate Bond Fund of America	11

Statement of operations for the six months ended February 28, 2015	unaudited (dollars in thousands)

Investment income:
Income:
Interest	$76,144
Dividends	29	$76,173
Fees and expenses*:
Investment advisory services	10,029
Distribution services	10,912
Transfer agent services	5,646
Administrative services	1,199
Reports to shareholders	297
Registration statement and prospectus	374
Trustees’ compensation	40
Auditing and legal	19
Custodian	14
Other	319	28,849
Net investment income		47,324

Net realized gain and unrealized depreciation on investments and interest rate swaps:
Net realized gain (loss) on:
Investments	40,908
Interest rate swaps	(6,055)	34,853
Net unrealized appreciation (depreciation) on:
Investments	7,972
Interest rate swaps	(13,534)	(5,562)
Net realized gain and unrealized depreciation on investments and interest rate swaps		29,291

Net increase in net assets resulting from operations		$76,615

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	Intermediate Bond Fund of America

Statements of changes in net assets

	(dollars in thousands)

	Six months ended February 28, 2015*	Year ended August 31, 2014

Operations:
Net investment income	$47,324	$121,244
Net realized gain on investments and interest rate swaps	34,853	65,220
Net unrealized (depreciation) appreciation on investments and interest rate swaps	(5,562)	50,472
Net increase in net assets resulting from operations	76,615	236,936

Dividends paid or accrued to shareholders from net investment income	(55,536)	(121,445)

Net capital share transactions	368,694	533,172

Total increase in net assets	389,773	648,663

Net assets:
Beginning of period	9,954,829	9,306,166
End of period (including distributions in excess of and undistributed net investment income: $(7,226) and $986, respectively)	$10,344,602	$9,954,829

*Unaudited.

See Notes to Financial Statements

Intermediate Bond Fund of America	13

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus and preservation of capital.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	Intermediate Bond Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Intermediate Bond Fund of America	15

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

16	Intermediate Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the

Intermediate Bond Fund of America	17

underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2015, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

18	Intermediate Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Intermediate Bond Fund of America	19

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

20	Intermediate Bond Fund of America

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of February 28, 2015 (dollars in thousands):

	Assets		Liabilities
	Location on statement of		Location on statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Interest rate swaps	Variation margin	$—	Variation margin	$1,061

	Net realized loss		Net unrealized depreciation
	Location on statement of		Location on statement of
Contract	operations	Value	operations	Value
Interest rate swaps	Net realized loss on interest rate swaps	$(6,055)	Net unrealized depreciation on interest rate swaps	$(13,534)

Collateral — The fund participates in a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Intermediate Bond Fund of America	21

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,568
Capital loss carryforward expiring 2018*	(34,611)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$139,538
Gross unrealized depreciation on investment securities	(11,640)
Net unrealized appreciation on investment securities	127,898
Cost of investment securities	10,327,453

22	Intermediate Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended		Year ended
	February 28,		August 31,
Share class	2015		2014
Class A	$34,296		$80,646
Class B	29		140
Class C	212		850
Class F-1	1,280		6,677
Class F-2	1,837		4,016
Class 529-A	1,831		4,457
Class 529-B	2		13
Class 529-C	90		343
Class 529-E	70		174
Class 529-F-1	454		1,056
Class R-1	18		57
Class R-2	180		666
Class R-2E*	—	†	—
Class R-3	584		1,459
Class R-4	587		1,485
Class R-5	182		566
Class R-6	13,884		18,840
Total	$55,536		$121,445

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2015, the investment advisory services fee was $10,029,000, which was equivalent to an annualized rate of 0.204% of average daily net assets.

Intermediate Bond Fund of America	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

24	Intermediate Bond Fund of America

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$8,007	$4,396		$315		Not applicable
Class B	80	12		Not applicable		Not applicable
Class C	678	96		34		Not applicable
Class F-1	302	189		61		Not applicable
Class F-2	Not applicable	185		70		Not applicable
Class 529-A	414	216		91		$162
Class 529-B	9	1		—	*	1
Class 529-C	360	46		18		32
Class 529-E	44	6		4		8
Class 529-F-1	—	43		18		33
Class R-1	54	7		3		Not applicable
Class R-2	458	261		31		Not applicable
Class R-2E	—	—	*	—	*	Not applicable
Class R-3	373	128		38		Not applicable
Class R-4	133	53		27		Not applicable
Class R-5	Not applicable	6		7		Not applicable
Class R-6	Not applicable	1		482		Not applicable
Total class-specific expenses	$10,912	$5,646		$1,199		$236

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $40,000 in the fund’s statement of operations includes $33,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

Intermediate Bond Fund of America	25

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2015

Class A	$735,902	54,277	$33,343	2,458		$(649,307)	(47,896)	$119,938	8,839
Class B	1,059	78	29	2		(5,231)	(386)	(4,143)	(306)
Class C	14,993	1,105	208	15		(30,950)	(2,283)	(15,749)	(1,163)
Class F-1	32,724	2,414	1,252	92		(118,823)	(8,784)	(84,847)	(6,278)
Class F-2	58,329	4,307	1,597	117		(337,353)	(24,976)	(277,427)	(20,552)
Class 529-A	36,622	2,701	1,824	135		(39,560)	(2,919)	(1,114)	(83)
Class 529-B	193	14	2	—	[2]	(761)	(56)	(566)	(42)
Class 529-C	6,907	510	89	7		(11,124)	(821)	(4,128)	(304)
Class 529-E	2,812	208	70	5		(2,275)	(168)	607	45
Class 529-F-1	13,927	1,029	451	33		(11,603)	(855)	2,775	207
Class R-1	1,103	82	18	1		(1,117)	(82)	4	1
Class R-2	14,529	1,072	178	13		(19,795)	(1,461)	(5,088)	(376)
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	19,570	1,443	578	43		(25,652)	(1,892)	(5,504)	(406)
Class R-4	13,942	1,029	583	43		(21,044)	(1,552)	(6,519)	(480)
Class R-5	6,171	455	181	14		(2,929)	(216)	3,423	253
Class R-6	661,239	48,802	13,882	1,023		(28,089)	(2,071)	647,032	47,754
Total net increase (decrease)	$1,620,022	119,526	$54,285	4,001		$(1,305,613)	(96,418)	$368,694	27,109

26	Intermediate Bond Fund of America

			Reinvestments of				Net (decrease)
	Sales[1]		dividends		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2014

Class A	$1,346,038	99,652	$78,485	5,807	$(1,621,427)	(120,116)	$(196,904)	(14,657)
Class B	3,858	286	138	10	(20,813)	(1,543)	(16,817)	(1,247)
Class C	32,334	2,396	824	61	(92,732)	(6,873)	(59,574)	(4,416)
Class F-1	196,510	14,561	6,633	491	(468,693)	(34,582)	(265,550)	(19,530)
Class F-2	436,237	32,161	3,389	251	(71,914)	(5,323)	367,712	27,089
Class 529-A	72,361	5,358	4,456	330	(99,029)	(7,336)	(22,212)	(1,648)
Class 529-B	551	41	13	1	(2,865)	(212)	(2,301)	(170)
Class 529-C	15,388	1,139	341	25	(27,668)	(2,050)	(11,939)	(886)
Class 529-E	3,581	265	173	13	(5,315)	(394)	(1,561)	(116)
Class 529-F-1	15,670	1,160	1,054	78	(19,426)	(1,440)	(2,702)	(202)
Class R-1	2,738	203	57	4	(4,187)	(310)	(1,392)	(103)
Class R-2	31,645	2,344	663	49	(48,124)	(3,564)	(15,816)	(1,171)
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	45,135	3,343	1,448	107	(56,185)	(4,163)	(9,602)	(713)
Class R-4	39,740	2,944	1,487	110	(46,685)	(3,455)	(5,458)	(401)
Class R-5	13,948	1,033	565	41	(32,676)	(2,419)	(18,163)	(1,345)
Class R-6	855,392	63,311	18,925	1,399	(78,876)	(5,842)	795,441	58,868
Total net increase (decrease)	$3,111,136	230,198	$118,651	8,777	$(2,696,615)	(199,622)	$533,172	39,353

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,297,548,000 and $4,369,521,000, respectively, during the six months ended February 28, 2015.

Intermediate Bond Fund of America	27

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 2/28/2015[5,6]	$13.56	$.06	$.04	$.10
Year ended 8/31/2014	13.40	.17	.16	.33
Year ended 8/31/2013	13.79	.17	(.37)	(.20)
Year ended 8/31/2012	13.66	.24	.15	.39
Year ended 8/31/2011	13.65	.30	.02	.32
Year ended 8/31/2010	13.10	.33	.56	.89
Class B:
Six months ended 2/28/2015[5,6]	13.56	.01	.04	.05
Year ended 8/31/2014	13.40	.07	.16	.23
Year ended 8/31/2013	13.79	.07	(.37)	(.30)
Year ended 8/31/2012	13.66	.13	.15	.28
Year ended 8/31/2011	13.65	.19	.02	.21
Year ended 8/31/2010	13.10	.23	.56	.79
Class C:
Six months ended 2/28/2015[5,6]	13.56	.01	.04	.05
Year ended 8/31/2014	13.40	.07	.16	.23
Year ended 8/31/2013	13.79	.06	(.37)	(.31)
Year ended 8/31/2012	13.66	.13	.15	.28
Year ended 8/31/2011	13.65	.19	.02	.21
Year ended 8/31/2010	13.10	.23	.56	.79
Class F-1:
Six months ended 2/28/2015[5,6]	13.56	.06	.04	.10
Year ended 8/31/2014	13.40	.17	.16	.33
Year ended 8/31/2013	13.79	.17	(.37)	(.20)
Year ended 8/31/2012	13.66	.23	.15	.38
Year ended 8/31/2011	13.65	.29	.02	.31
Year ended 8/31/2010	13.10	.33	.56	.89
Class F-2:
Six months ended 2/28/2015[5,6]	13.56	.08	.04	.12
Year ended 8/31/2014	13.40	.21	.16	.37
Year ended 8/31/2013	13.79	.20	(.37)	(.17)
Year ended 8/31/2012	13.66	.27	.15	.42
Year ended 8/31/2011	13.65	.33	.02	.35
Year ended 8/31/2010	13.10	.37	.56	.93
Class 529-A:
Six months ended 2/28/2015[5,6]	13.56	.06	.04	.10
Year ended 8/31/2014	13.40	.16	.16	.32
Year ended 8/31/2013	13.79	.16	(.37)	(.21)
Year ended 8/31/2012	13.66	.22	.15	.37
Year ended 8/31/2011	13.65	.29	.02	.31
Year ended 8/31/2010	13.10	.32	.56	.88

28	Intermediate Bond Fund of America

				Ratio of		Ratio of
Dividends				expenses to		expenses to		Ratio of
(from net	Net asset		Net assets,	average net		average net		net income
investment	value, end	Total	end of period	assets before		assets after		to average
income)	of period	return[2,3,4]	(in millions)	reimbursements		reimbursements[3]		net assets[3]

$(.07)	$13.59	.76%	$6,430	.62%[7]		.62%[7]		.92%[7]
(.17)	13.56	2.50	6,296	.61		.61		1.29
(.19)	13.40	(1.46)	6,416	.60		.60		1.26
(.26)	13.79	2.86	6,884	.61		.61		1.76
(.31)	13.66	2.36	6,436	.60		.60		2.18
(.34)	13.65	6.91	6,723	.62		.62		2.51

(.02)	13.59	.40	14	1.36	[7]	1.36	[7]	.20	[7]
(.07)	13.56	1.75	18	1.35		1.35		.55
(.09)	13.40	(2.20)	35	1.35		1.35		.52
(.15)	13.79	2.10	62	1.35		1.35		1.04
(.20)	13.66	1.60	96	1.36		1.36		1.44
(.24)	13.65	6.12	175	1.36		1.36		1.78

(.02)	13.59	.37	130	1.41	[7]	1.41	[7]	.15	[7]
(.07)	13.56	1.70	146	1.40		1.40		.50
(.08)	13.40	(2.24)	203	1.40		1.40		.47
(.15)	13.79	2.05	296	1.40		1.40		.98
(.20)	13.66	1.55	335	1.41		1.41		1.39
(.24)	13.65	6.07	414	1.41		1.41		1.72

(.07)	13.59	.74	232	.68	[7]	.68	[7]	.89	[7]
(.17)	13.56	2.46	317	.65		.65		1.25
(.19)	13.40	(1.49)	574	.64		.64		1.23
(.25)	13.79	2.80	585	.67		.67		1.70
(.30)	13.66	2.31	550	.65		.65		2.13
(.34)	13.65	6.86	573	.67		.67		2.45

(.09)	13.59	.87	264	.40	[7]	.40	[7]	1.16	[7]
(.21)	13.56	2.74	542	.37		.37		1.51
(.22)	13.40	(1.24)	172	.39		.39		1.49
(.29)	13.79	3.13	290	.35		.35		2.01
(.34)	13.66	2.63	282	.34		.34		2.44
(.38)	13.65	7.21	256	.34		.34		2.79

(.07)	13.59	.72	367	.71	[7]	.71	[7]	.84	[7]
(.16)	13.56	2.41	367	.70		.70		1.19
(.18)	13.40	(1.55)	385	.70		.70		1.16
(.24)	13.79	2.76	398	.70		.70		1.66
(.30)	13.66	2.29	331	.68		.68		2.11
(.33)	13.65	6.83	284	.69		.69		2.43

See page 33 for footnotes.

Intermediate Bond Fund of America	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-B:
Six months ended 2/28/2015[5,6]	$13.56	$.01	$.04	$.05
Year ended 8/31/2014	13.40	.06	.16	.22
Year ended 8/31/2013	13.79	.05	(.37)	(.32)
Year ended 8/31/2012	13.66	.12	.15	.27
Year ended 8/31/2011	13.65	.18	.02	.20
Year ended 8/31/2010	13.10	.22	.56	.78
Class 529-C:
Six months ended 2/28/2015[5,6]	13.56	.01	.04	.05
Year ended 8/31/2014	13.40	.06	.16	.22
Year ended 8/31/2013	13.79	.05	(.37)	(.32)
Year ended 8/31/2012	13.66	.12	.15	.27
Year ended 8/31/2011	13.65	.18	.02	.20
Year ended 8/31/2010	13.10	.22	.56	.78
Class 529-E:
Six months ended 2/28/2015[5,6]	13.56	.04	.04	.08
Year ended 8/31/2014	13.40	.13	.16	.29
Year ended 8/31/2013	13.79	.13	(.37)	(.24)
Year ended 8/31/2012	13.66	.19	.15	.34
Year ended 8/31/2011	13.65	.25	.02	.27
Year ended 8/31/2010	13.10	.29	.56	.85
Class 529-F-1:
Six months ended 2/28/2015[5,6]	13.56	.07	.04	.11
Year ended 8/31/2014	13.40	.19	.16	.35
Year ended 8/31/2013	13.79	.19	(.37)	(.18)
Year ended 8/31/2012	13.66	.25	.15	.40
Year ended 8/31/2011	13.65	.32	.02	.34
Year ended 8/31/2010	13.10	.35	.56	.91
Class R-1:
Six months ended 2/28/2015[5,6]	13.56	.01	.04	.05
Year ended 8/31/2014	13.40	.07	.16	.23
Year ended 8/31/2013	13.79	.06	(.37)	(.31)
Year ended 8/31/2012	13.66	.13	.15	.28
Year ended 8/31/2011	13.65	.19	.02	.21
Year ended 8/31/2010	13.10	.23	.56	.79
Class R-2:
Six months ended 2/28/2015[5,6]	13.56	.01	.04	.05
Year ended 8/31/2014	13.40	.07	.16	.23
Year ended 8/31/2013	13.79	.07	(.37)	(.30)
Year ended 8/31/2012	13.66	.13	.15	.28
Year ended 8/31/2011	13.65	.19	.02	.21
Year ended 8/31/2010	13.10	.23	.56	.79

30	Intermediate Bond Fund of America

				Ratio of		Ratio of
Dividends				expenses to		expenses to		Ratio of
(from net	Net asset		Net assets,	average net		average net		net income
investment	value, end	Total	end of period	assets before		assets after		to average
income)	of period	return[2,3,4]	(in millions)	reimbursements		reimbursements[3]		net assets[3]

$(.02)	$13.59	.34%	$2	1.47%[7]		1.47%[7]		.09%[7]
(.06)	13.56	1.62	2	1.48		1.48		.42
(.07)	13.40	(2.32)	4	1.48		1.48		.39
(.14)	13.79	1.96	9	1.48		1.48		.90
(.19)	13.66	1.48	13	1.47		1.47		1.32
(.23)	13.65	6.00	24	1.48		1.48		1.65

(.02)	13.59	.34	72	1.47	[7]	1.47	[7]	.08	[7]
(.06)	13.56	1.62	76	1.47		1.47		.42
(.07)	13.40	(2.31)	87	1.47		1.47		.40
(.14)	13.79	1.97	104	1.47		1.47		.89
(.19)	13.66	1.49	92	1.46		1.46		1.32
(.23)	13.65	6.01	97	1.47		1.47		1.65

(.05)	13.59	.62	18	.92	[7]	.92	[7]	.63	[7]
(.13)	13.56	2.18	18	.92		.92		.97
(.15)	13.40	(1.78)	19	.93		.93		.93
(.21)	13.79	2.51	20	.94		.94		1.42
(.26)	13.66	2.00	16	.96		.96		1.83
(.30)	13.65	6.54	14	.97		.97		2.16

(.08)	13.59	.84	77	.48	[7]	.48	[7]	1.07	[7]
(.19)	13.56	2.64	74	.48		.48		1.42
(.21)	13.40	(1.33)	76	.47		.47		1.39
(.27)	13.79	3.00	78	.47		.47		1.89
(.33)	13.66	2.50	66	.46		.46		2.32
(.36)	13.65	7.07	54	.47		.47		2.65

(.02)	13.59	.39	11	1.38	[7]	1.38	[7]	.17	[7]
(.07)	13.56	1.70	11	1.39		1.39		.50
(.08)	13.40	(2.23)	12	1.39		1.39		.48
(.15)	13.79	2.05	17	1.39		1.39		.97
(.20)	13.66	1.54	15	1.41		1.41		1.37
(.24)	13.65	6.06	19	1.42		1.42		1.69

(.02)	13.59	.36	123	1.42	[7]	1.42	[7]	.13	[7]
(.07)	13.56	1.69	128	1.40		1.40		.49
(.09)	13.40	(2.20)	142	1.36		1.36		.51
(.15)	13.79	2.06	164	1.39		1.39		.98
(.20)	13.66	1.55	161	1.41		1.40		1.38
(.24)	13.65	6.06	175	1.45		1.42		1.71

See page 33 for footnotes.

Intermediate Bond Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-2E:
Six months ended 2/28/2015[5,6]	$13.56	$.07	$.05	$.12
Period from 8/29/2014 to 8/31/2014[5,10]	13.56	—	—	—
Class R-3:
Six months ended 2/28/2015[5,6]	13.56	.04	.04	.08
Year ended 8/31/2014	13.40	.13	.16	.29
Year ended 8/31/2013	13.79	.12	(.37)	(.25)
Year ended 8/31/2012	13.66	.19	.15	.34
Year ended 8/31/2011	13.65	.25	.02	.27
Year ended 8/31/2010	13.10	.28	.56	.84
Class R-4:
Six months ended 2/28/2015[5,6]	13.56	.06	.04	.10
Year ended 8/31/2014	13.40	.17	.16	.33
Year ended 8/31/2013	13.79	.17	(.37)	(.20)
Year ended 8/31/2012	13.66	.23	.15	.38
Year ended 8/31/2011	13.65	.29	.02	.31
Year ended 8/31/2010	13.10	.33	.56	.89
Class R-5:
Six months ended 2/28/2015[5,6]	13.56	.08	.04	.12
Year ended 8/31/2014	13.40	.21	.16	.37
Year ended 8/31/2013	13.79	.21	(.37)	(.16)
Year ended 8/31/2012	13.66	.27	.15	.42
Year ended 8/31/2011	13.65	.33	.02	.35
Year ended 8/31/2010	13.10	.37	.56	.93
Class R-6:
Six months ended 2/28/2015[5,6]	13.56	.08	.05	.13
Year ended 8/31/2014	13.40	.22	.16	.38
Year ended 8/31/2013	13.79	.22	(.37)	(.15)
Year ended 8/31/2012	13.66	.28	.15	.43
Year ended 8/31/2011	13.65	.34	.02	.36
Year ended 8/31/2010	13.10	.37	.56	.93

	Six months
	ended
	February 28,	Year ended August 31
Portfolio turnover rate for all share classes	2015[4,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	82%	165%	199%	146%	80%	43%
Excluding mortgage dollar roll transactions	47%		Not available

See Notes to Financial Statements

32	Intermediate Bond Fund of America

					Ratio of		Ratio of
Dividends					expenses to		expenses to		Ratio of
(from net	Net asset		Net assets,		average net		average net		net income
investment	value, end	Total	end of period		assets before		assets after		to average
income)	of period	return[2,3,4]	(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.09)	$13.59	.85%[8]	$—	[9]	.47%[7,8]		.47%[7,8]		1.07%[7,8]
—	13.56	.00	—	[9]	—		—		—

(.05)	13.59	.61	148		.94	[7]	.94	[7]	.61	[7]
(.13)	13.56	2.16	153		.95		.95		.94
(.14)	13.40	(1.79)	161		.95		.95		.92
(.21)	13.79	2.49	175		.96		.96		1.41
(.26)	13.66	1.99	169		.97		.97		1.81
(.29)	13.65	6.52	172		.99		.99		2.14

(.07)	13.59	.77	105		.62	[7]	.62	[7]	.93	[7]
(.17)	13.56	2.48	112		.63		.63		1.27
(.19)	13.40	(1.48)	116		.63		.63		1.24
(.25)	13.79	2.83	135		.63		.63		1.74
(.30)	13.66	2.32	120		.65		.65		2.14
(.34)	13.65	6.87	121		.65		.65		2.46

(.09)	13.59	.91	28		.32	[7]	.32	[7]	1.23	[7]
(.21)	13.56	2.79	24		.33		.33		1.57
(.23)	13.40	(1.18)	42		.33		.33		1.54
(.29)	13.79	3.13	50		.34		.34		2.03
(.34)	13.66	2.62	47		.35		.35		2.44
(.38)	13.65	7.18	45		.36		.36		2.76

(.10)	13.59	.94	2,324		.27	[7]	.27	[7]	1.26	[7]
(.22)	13.56	2.84	1,671		.27		.27		1.61
(.24)	13.40	(1.13)	862		.27		.27		1.58
(.30)	13.79	3.19	447		.28		.28		2.08
(.35)	13.66	2.68	339		.30		.30		2.49
(.38)	13.65	7.24	315		.31		.31		2.77

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.

Intermediate Bond Fund of America	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2014, through February 28, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Intermediate Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2014	2/28/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$1,007.63	$3.09	.62%
Class A - assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B - actual return	1,000.00	1,003.99	6.76	1.36
Class B - assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C - actual return	1,000.00	1,003.74	7.01	1.41
Class C - assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class F-1 - actual return	1,000.00	1,007.37	3.38	.68
Class F-1 - assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 - actual return	1,000.00	1,008.73	1.99	.40
Class F-2 - assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A - actual return	1,000.00	1,007.22	3.53	.71
Class 529-A - assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 529-B - actual return	1,000.00	1,003.39	7.30	1.47
Class 529-B - assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-C - actual return	1,000.00	1,003.43	7.30	1.47
Class 529-C - assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E - actual return	1,000.00	1,006.16	4.58	.92
Class 529-E - assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-F-1 - actual return	1,000.00	1,008.36	2.39	.48
Class 529-F-1 - assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 - actual return	1,000.00	1,003.87	6.86	1.38
Class R-1 - assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 - actual return	1,000.00	1,003.65	7.05	1.42
Class R-2 - assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2E - actual return	1,000.00	1,008.51	2.34	.47
Class R-2E - assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-3 - actual return	1,000.00	1,006.05	4.68	.94
Class R-3 - assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 - actual return	1,000.00	1,007.66	3.09	.62
Class R-4 - assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5 - actual return	1,000.00	1,009.14	1.59	.32
Class R-5 - assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 - actual return	1,000.00	1,009.38	1.35	.27
Class R-6 - assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	35

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2015, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
February 28, 2015
unaudited
Bonds, notes & other debt instruments 97.81% U.S. Treasury bonds & notes 57.06% U.S. Treasury 48.79%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$125,000	$125,096
U.S. Treasury 0.25% 2016	9,775	9,773
U.S. Treasury 0.625% 2016	150,000	150,234
U.S. Treasury 0.625% 2016	95,000	95,130
U.S. Treasury 0.875% 2016[1]	86,750	87,278
U.S. Treasury 1.50% 2016[1]	40,000	40,578
U.S. Treasury 3.00% 2016	20,000	20,796
U.S. Treasury 5.125% 2016	96,500	102,019
U.S. Treasury 7.50% 2016	40,000	44,736
U.S. Treasury 0.75% 2017	41,500	41,469
U.S. Treasury 0.875% 2017	130,000	130,462
U.S. Treasury 0.875% 2017	90,000	90,310
U.S. Treasury 0.875% 2017	5,250	5,264
U.S. Treasury 1.00% 2017	197,950	199,272
U.S. Treasury 4.50% 2017	60,000	64,957
U.S. Treasury 4.625% 2017	115,000	123,980
U.S. Treasury 8.75% 2017	25,000	29,406
U.S. Treasury 0.75% 2018	30,000	29,754
U.S. Treasury 1.25% 2018	59,100	59,070
U.S. Treasury 3.50% 2018	50,000	53,631
U.S. Treasury 1.50% 2019	767,500	768,068
U.S. Treasury 1.50% 2019	234,885	235,949
U.S. Treasury 1.50% 2019	154,000	154,180
U.S. Treasury 1.625% 2019	632,200	637,605
U.S. Treasury 1.625% 2019	514,165	518,906
U.S. Treasury 1.625% 2019	283,760	285,446
U.S. Treasury 1.625% 2019	278,050	280,277
U.S. Treasury 1.625% 2019	20,885	21,104
U.S. Treasury 1.625% 2019	20,000	20,216
U.S. Treasury 1.75% 2019	44,000	44,564
U.S. Treasury 3.625% 2019	129,500	141,884
U.S. Treasury 1.25% 2020	275,000	271,725
U.S. Treasury 3.50% 2020	19,500	21,412
U.S. Treasury 8.75% 2020	15,000	20,444
U.S. Treasury 2.25% 2021	40,900	42,149
U.S. Treasury 8.00% 2021	20,000	27,906
U.S. Treasury 1.50% 2022	6,750	6,611
U.S. Treasury 7.125% 2023	15,000	20,883
U.S. Treasury 2.00% 2025	24,250	24,263
		5,046,807
U.S. Treasury inflation-protected securities 8.27%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,280	21,520
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	23,666	24,305
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	284,122	284,576
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	249,051	259,856
Intermediate Bond Fund of America — Page 1 of 16

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	$132,837	$135,107
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	2,958	3,514
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	80,598	79,720
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	39,805	47,246
		855,844
Total U.S. Treasury bonds & notes		5,902,651
Corporate bonds & notes 23.04% Financials 7.28%
ACE INA Holdings Inc. 2.60% 2015	10,090	10,236
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,075	5,071
American Campus Communities, Inc. 4.125% 2024	2,500	2,608
American Express Centurion Bank 0.875% 2015	12,000	12,044
American Express Co. 6.15% 2017	2,900	3,233
American Express Co. 0.852% 2018[3]	15,000	15,031
American Express Credit Co. 1.55% 2017	2,075	2,087
American International Group, Inc. 4.125% 2024	6,400	6,988
ANZ National (International) Ltd. 3.125% 2015[4]	7,000	7,084
AvalonBay Communities, Inc. 3.625% 2020	3,645	3,836
Bank of America Corp. 4.50% 2015	5,000	5,015
Bank of America Corp., Series L, 3.625% 2016	5,745	5,904
Bank of America Corp. 3.75% 2016	10,000	10,344
Bank of America Corp. 1.25% 2017	7,000	7,004
Bank of America Corp. 5.75% 2017	5,070	5,610
Bank of America Corp. 2.60% 2019	10,000	10,163
Bank of America Corp. 5.625% 2020	7,000	8,060
Bank of America Corp. 4.00% 2025	2,500	2,536
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,129
Barclays Bank PLC 6.05% 2017[4]	4,140	4,571
Barclays Bank PLC 2.50% 2019	7,000	7,143
BB&T Corp. 1.00% 2017	7,000	6,985
BB&T Corp., Series C, 1.60% 2017	8,250	8,311
BB&T Corp. 0.95% 2020[3]	4,525	4,544
BB&T Corp. 2.45% 2020	3,975	4,035
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,682
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,160
BNP Paribas 3.60% 2016	7,000	7,189
BNP Paribas 5.00% 2021	8,000	9,104
BNP Paribas 4.25% 2024	4,000	4,165
Boston Properties, Inc. 3.70% 2018	7,000	7,448
BPCE SA group 5.15% 2024[4]	5,300	5,684
Capital One Bank 1.15% 2016	5,000	4,994
Citigroup Inc. 4.587% 2015	18,865	19,421
Citigroup Inc. 1.70% 2016	7,000	7,048
Citigroup Inc. 3.953% 2016	5,535	5,729
Citigroup Inc. 2.40% 2020	7,255	7,234
Credit Suisse Group AG 3.00% 2021	10,500	10,711
DCT Industrial Trust Inc. 4.50% 2023	4,750	5,029
Developers Diversified Realty Corp. 9.625% 2016	1,400	1,519
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,867
Discover Financial Services 4.20% 2023	4,775	5,113
ERP Operating LP 2.375% 2019	6,000	6,045
Goldman Sachs Group, Inc. 3.625% 2016	15,625	16,019
Intermediate Bond Fund of America — Page 2 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.55% 2019	$7,800	$7,867
Goldman Sachs Group, Inc. 2.60% 2020	1,580	1,584
Goldman Sachs Group, Inc. 5.25% 2021	3,560	4,045
Goldman Sachs Group, Inc. 3.625% 2023	6,100	6,321
Goldman Sachs Group, Inc. 3.50% 2025	3,000	3,037
Hospitality Properties Trust 6.30% 2016	6,340	6,582
Hospitality Properties Trust 6.70% 2018	11,450	12,622
Hospitality Properties Trust 4.50% 2025	1,500	1,546
Host Hotels & Resorts LP 6.00% 2020	5,465	5,782
HSBC Finance Corp.0.664% 2016[3]	4,400	4,396
HSBC Holdings PLC 4.875% 2020	6,000	6,668
HSBC Holdings PLC 4.00% 2022	2,950	3,188
HSBC Holdings PLC 4.25% 2024	5,000	5,283
Intercontinentalexchange, Inc. 4.00% 2023	2,500	2,693
Intesa Sanpaolo SpA 5.017% 2024[4]	5,935	6,123
JPMorgan Chase & Co. 3.40% 2015	6,000	6,053
JPMorgan Chase & Co. 1.125% 2016	15,000	15,042
JPMorgan Chase & Co. 1.35% 2017	7,000	7,019
JPMorgan Chase & Co. 1.625% 2018	18,500	18,444
JPMorgan Chase & Co. 2.25% 2020	5,000	4,975
JPMorgan Chase & Co. 3.125% 2025	6,000	5,942
Keybank National Association 2.50% 2019	5,500	5,597
Kimco Realty Corp., Series C, 5.783% 2016	8,500	8,897
Kimco Realty Corp. 5.70% 2017	5,500	5,971
MetLife Global Funding I 2.50% 2015[4]	12,000	12,138
MetLife Global Funding I 2.30% 2019[4]	4,720	4,787
Morgan Stanley, Series F, 6.00% 2015	3,635	3,665
Morgan Stanley 1.75% 2016	10,000	10,076
Morgan Stanley 3.80% 2016	3,325	3,426
Morgan Stanley 2.125% 2018	10,000	10,081
Morgan Stanley 2.375% 2019	4,500	4,530
Morgan Stanley 2.65% 2020	7,500	7,571
Morgan Stanley 3.70% 2024	3,555	3,678
New York Life Global Funding 2.10% 2019[4]	7,000	7,080
New York Life Global Funding 1.95% 2020[4]	7,200	7,180
Nordea Bank AB 3.125% 2017[4]	5,000	5,190
Northern Trust Corp. 5.85% 2017[4]	2,750	3,074
PNC Bank 2.40% 2019	4,775	4,848
PNC Financial Services Group, Inc. 2.854% 2022	10,000	10,076
PRICOA Global Funding I 1.35% 2017[4]	6,000	6,002
Prologis, Inc. 3.35% 2021	1,000	1,035
Prologis, Inc. 4.25% 2023	3,000	3,223
Rabobank Nederland 2.25% 2019	7,000	7,086
Rabobank Nederland 4.625% 2023	13,500	14,779
Royal Bank of Canada 1.20% 2017	3,000	3,009
Royal Bank of Canada 1.40% 2017	5,000	5,014
Royal Bank of Scotland PLC 4.375% 2016	5,000	5,177
Scentre Group 2.375% 2019[4]	3,250	3,264
Scentre Group 3.50% 2025[4]	4,000	4,091
Select Income REIT 3.60% 2020	4,135	4,192
Simon Property Group, LP 6.10% 2016	7,000	7,343
Simon Property Group, LP 1.50% 2018[4]	6,480	6,487
Société Générale 3.10% 2015[4]	5,000	5,061
Svenska Handelsbanken AB 1.625% 2018	12,500	12,502
Intermediate Bond Fund of America — Page 3 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Svenska Handelsbanken AB 2.25% 2019	$10,000	$10,113
US Bancorp., Series T, 1.65% 2017	8,500	8,622
US Bancorp. 0.656% 2019[3]	10,000	10,002
USAA Capital Corp 2.125% 2019[4]	5,000	5,030
WEA Finance LLC 2.70% 2019[4]	12,205	12,324
WEA Finance LLC 3.75% 2024[4]	9,290	9,600
Wells Fargo & Co. 1.25% 2016	7,000	7,042
Wells Fargo & Co. 3.676% 2016	7,000	7,263
Wells Fargo & Co. 2.15% 2020	10,000	9,992
Wells Fargo & Co. 3.30% 2024	8,800	9,051
Wells Fargo & Co. 3.00% 2025	3,000	2,996
Westpac Banking Corp. 3.00% 2015	6,300	6,419
		753,529
Health care 3.27%
AbbVie Inc. 1.75% 2017	7,500	7,562
AmerisourceBergen Corp. 3.25% 2025	1,625	1,645
Bayer AG 2.375% 2019[4]	8,025	8,157
Bayer AG 3.00% 2021[4]	2,445	2,529
Bayer AG 3.375% 2024[4]	14,550	15,182
Becton, Dickinson and Co. 1.80% 2017	9,000	9,078
Becton, Dickinson and Co. 2.675% 2019	20,000	20,476
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	998
DENTSPLY International Inc. 2.75% 2016	3,930	4,007
Eli Lilly and Co. 1.25% 2018	700	700
Express Scripts Inc. 2.65% 2017	7,560	7,766
Express Scripts Inc. 2.25% 2019	7,500	7,510
Gilead Sciences, Inc. 3.05% 2016	6,000	6,217
Gilead Sciences, Inc. 2.35% 2020	5,500	5,605
Gilead Sciences, Inc. 3.70% 2024	10,800	11,543
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,656
Laboratory Corporation of America Holdings 2.625% 2020	5,015	5,040
Laboratory Corporation of America Holdings 3.60% 2025	1,465	1,487
McKesson Corp. 0.95% 2015	3,035	3,043
McKesson Corp. 1.40% 2018	7,500	7,461
McKesson Corp. 2.284% 2019	2,500	2,521
McKesson Corp. 3.796% 2024	3,000	3,185
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,462
Medtronic, Inc. 1.035% 2020[3,4]	15,000	15,136
Medtronic, Inc. 2.50% 2020[4]	16,205	16,491
Medtronic, Inc. 3.50% 2025[4]	8,700	9,102
Merck & Co., Inc. 0.616% 2018[3]	8,500	8,531
Merck & Co., Inc. 1.10% 2018	11,080	11,033
Merck & Co., Inc. 1.85% 2020	1,400	1,397
Merck & Co., Inc. 2.75% 2025	2,500	2,497
Novartis Capital Corp. 2.90% 2015	10,000	10,037
Novartis Capital Corp. 3.40% 2024	7,000	7,469
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,341
Pfizer Inc. 0.541% 2018[3]	5,000	5,004
Pfizer Inc. 2.10% 2019	7,320	7,427
Roche Holdings, Inc. 0.597% 2019[3,4]	8,500	8,513
Roche Holdings, Inc. 2.25% 2019[4]	10,500	10,672
Roche Holdings, Inc. 6.00% 2019[4]	5,772	6,681
Roche Holdings, Inc. 3.35% 2024[4]	12,535	13,177
Intermediate Bond Fund of America — Page 4 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Sanofi 1.25% 2018	$8,000	$7,998
Thermo Fisher Scientific Inc. 1.30% 2017	7,000	7,005
Thermo Fisher Scientific Inc. 2.40% 2019	7,000	7,087
Thermo Fisher Scientific Inc. 3.30% 2022	3,790	3,888
Thermo Fisher Scientific Inc. 4.15% 2024	3,500	3,765
UnitedHealth Group Inc. 1.875% 2016	3,650	3,713
UnitedHealth Group Inc. 1.40% 2017	3,020	3,046
UnitedHealth Group Inc. 6.00% 2017	4,750	5,282
WellPoint, Inc. 2.25% 2019	14,500	14,550
		338,672
Consumer staples 2.69%
Altria Group, Inc. 2.625% 2020	13,455	13,680
Altria Group, Inc. 4.75% 2021	4,000	4,464
Altria Group, Inc. 2.85% 2022	5,000	5,002
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,026
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,555
British American Tobacco International Finance PLC 2.125% 2017[4]	7,000	7,112
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	7,469
Coca-Cola Co. 1.50% 2015	10,000	10,086
Coca-Cola Co. 1.80% 2016	6,500	6,620
ConAgra Foods, Inc. 1.30% 2016	8,590	8,618
ConAgra Foods, Inc. 1.90% 2018	12,500	12,490
CVS Caremark Corp. 2.25% 2019	4,245	4,316
General Mills, Inc. 1.40% 2017	6,625	6,628
Kraft Foods Inc. 2.25% 2017	7,725	7,866
Kroger Co. 2.95% 2021	3,250	3,296
PepsiCo, Inc. 2.50% 2016	10,000	10,221
Pernod Ricard SA 2.95% 2017[4]	14,500	14,890
Philip Morris International Inc. 1.25% 2017	5,500	5,519
Philip Morris International Inc. 1.875% 2019	2,400	2,416
Philip Morris International Inc. 2.90% 2021	8,850	9,080
Philip Morris International Inc. 3.25% 2024	2,500	2,596
Procter & Gamble Co. 1.45% 2016	8,410	8,516
Procter & Gamble Co. 0.525% 2019[3]	10,000	10,029
SABMiller Holdings Inc. 2.45% 2017[4]	17,290	17,693
SABMiller Holdings Inc. 2.20% 2018[4]	2,700	2,722
Tyson Foods, Inc. 3.95% 2024	1,500	1,589
Walgreens Boots Alliance, Inc. 2.70% 2019	27,500	28,018
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,035
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,017
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,178
Wal-Mart Stores, Inc. 1.125% 2018	10,000	9,987
Wal-Mart Stores, Inc. 5.80% 2018	740	838
WM. Wrigley Jr. Co 2.40% 2018[4]	6,650	6,746
WM. Wrigley Jr. Co 2.90% 2019[4]	5,000	5,101
WM. Wrigley Jr. Co 3.375% 2020[4]	10,000	10,320
		277,739
Consumer discretionary 2.35%
Amazon.com, Inc. 2.60% 2019	5,500	5,620
American Honda Finance Corp. 2.25% 2019	6,000	6,105
Carnival Corp. 3.95% 2020	3,500	3,716
CBS Corp. 2.30% 2019	7,500	7,466
Intermediate Bond Fund of America — Page 5 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Comcast Corp. 5.85% 2015	$3,000	$3,112
Comcast Corp. 5.90% 2016	10,000	10,540
Comcast Corp. 6.30% 2017	6,250	7,090
Cox Communications, Inc. 6.25% 2018[4]	250	282
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	7,500	7,524
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	9,130	9,140
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,993
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,149
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	7,678	7,711
Ford Motor Credit Co. 1.70% 2016	7,500	7,545
Ford Motor Credit Co. 1.684% 2017	5,000	5,008
Ford Motor Credit Co. 2.145% 2018	4,730	4,787
Ford Motor Credit Co. 2.597% 2019	9,445	9,569
Ford Motor Credit Co. 3.664% 2024	4,500	4,654
General Motors Co. 4.00% 2025	3,110	3,204
General Motors Financial Co. 3.25% 2018	3,000	3,071
General Motors Financial Co. 3.50% 2019	6,000	6,177
Home Depot, Inc. 2.00% 2019	17,000	17,290
Johnson Controls, Inc. 1.40% 2017	5,000	4,975
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,784
NBCUniversal Media, LLC 2.875% 2016	7,000	7,169
Scripps Networks Interactive, Inc. 3.90% 2024	6,500	6,812
Thomson Reuters Corp. 1.65% 2017	14,685	14,714
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,518
Viacom Inc. 2.75% 2019	7,095	7,188
Viacom Inc. 3.875% 2024	6,500	6,662
Volkswagen Group of America Finance, LLC 1.25% 2017[4]	7,500	7,495
Volkswagen Group of America Finance, LLC 1.60% 2017[4]	3,700	3,721
Volkswagen International Finance NV 2.125% 2018[4]	10,000	10,122
Walt Disney Co. 1.10% 2017	6,685	6,688
		242,601
Energy 2.31%
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,093
BG Energy Capital PLC 2.875% 2016[4]	5,750	5,902
BP Capital Markets PLC 3.875% 2015	2,500	2,502
Chevron Corp. 1.365% 2018	9,040	9,045
Chevron Corp. 0.667% 2019[3]	15,000	15,114
Chevron Corp. 1.961% 2020	1,540	1,541
ConocoPhillips 1.05% 2017	7,500	7,469
Devon Energy Corp. 2.25% 2018	7,225	7,331
Enbridge Inc. 4.00% 2023	2,000	2,034
Enterprise Products Operating LLC 1.25% 2015	5,000	5,010
Enterprise Products Operating LLC 2.55% 2019	2,855	2,889
Exxon Mobil Corp. 0.921% 2017	7,000	7,032
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,162
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,261
Kinder Morgan Energy Partners, LP 4.15% 2024	3,000	3,121
Kinder Morgan, Inc. 2.00% 2017	10,000	10,032
Kinder Morgan, Inc. 3.05% 2019	3,785	3,825
Kinder Morgan, Inc. 4.30% 2025	5,650	5,914
Marathon Oil Corp. 0.90% 2015	7,500	7,498
Petróleos Mexicanos 4.50% 2026[4]	6,950	7,117
Phillips 66 Partners LP 2.646% 2020	2,790	2,809
Intermediate Bond Fund of America — Page 6 of 16

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 3.10% 2015	$7,500	$7,568
Shell International Finance BV 2.00% 2018	4,365	4,445
Southwestern Energy Co. 4.05% 2020	6,000	6,153
Statoil ASA 3.125% 2017	22,000	23,041
Statoil ASA 1.95% 2018	1,595	1,617
Statoil ASA 2.75% 2021	2,120	2,163
Statoil ASA 3.15% 2022	4,000	4,170
Total Capital Canada Ltd. 1.45% 2018	20,130	20,222
Total Capital International 2.10% 2019	7,000	7,069
Total Capital SA 3.00% 2015	7,000	7,060
Total Capital SA 2.30% 2016	8,000	8,147
TransCanada PipeLines Ltd. 0.875% 2015	7,000	7,000
Transocean Inc. 5.05% 2016	2,030	2,033
Transocean Inc. 2.50% 2017	3,735	3,420
Transocean Inc. 6.375% 2021	2,220	1,962
Transocean Inc. 3.80% 2022	3,000	2,332
Williams Partners LP 3.60% 2022	3,000	3,010
Williams Partners LP 3.90% 2025	5,000	4,974
		239,087
Utilities 1.93%
American Electric Power Co. 1.65% 2017	10,000	10,054
Berkshire Hathaway Energy Co. 2.40% 2020	5,265	5,332
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	10,151
Consumers Energy Co. 2.85% 2022	7,500	7,660
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,865	2,959
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	538
Dominion Gas Holdings LLC 2.50% 2019	2,975	3,028
Duke Energy Corp. 3.75% 2024	8,700	9,307
E.ON International Finance BV 5.80% 2018[4]	13,000	14,528
Entergy Louisiana, LLC 3.30% 2022	1,770	1,837
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,582
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,517
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,050
MidAmerican Energy Holdings Co. 3.75% 2023	5,665	6,042
National Grid PLC 6.30% 2016	10,990	11,865
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	509
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	2,410	2,395
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	11,599
Niagara Mohawk Power Corp. 3.508% 2024[4]	5,340	5,599
NV Energy, Inc 6.25% 2020	1,200	1,413
Pacific Gas and Electric Co. 3.85% 2023	12,220	13,011
PG&E Corp. 2.40% 2019	2,000	2,017
PSEG Power LLC 2.75% 2016	2,810	2,882
PSEG Power LLC 2.45% 2018	10,000	10,080
PSEG Power LLC 4.30% 2023	3,000	3,207
Public Service Co. of Colorado 5.80% 2018	2,250	2,558
Public Service Electric and Gas Co. 2.00% 2019	4,330	4,372
Puget Sound Energy, Inc., First Lien, 6.50% 2020	3,000	3,595
Scottish Power PLC 5.375% 2015	4,000	4,006
Southern California Edison Co., 1.845% 2022[5]	4,575	4,582
State Grid Overseas Investment Ltd. 1.75% 2018[4]	7,500	7,433
Tampa Electric Co. 2.60% 2022	3,000	2,983
Intermediate Bond Fund of America — Page 7 of 16

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Teco Finance, Inc. 4.00% 2016	$6,000	$6,188
Teco Finance, Inc. 5.15% 2020	3,000	3,356
		199,235
Telecommunication services 1.18%
AT&T Inc. 0.90% 2016	5,000	5,001
AT&T Inc. 2.40% 2016	16,530	16,808
AT&T Inc. 2.95% 2016	8,000	8,169
Deutsche Telekom International Finance BV 3.125% 2016[4]	10,250	10,489
Deutsche Telekom International Finance BV 2.25% 2017[4]	5,600	5,708
France Télécom 2.125% 2015	10,000	10,069
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,023
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,141
Verizon Communications Inc. 2.625% 2020[4]	26,829	27,100
Verizon Communications Inc. 3.00% 2021	23,000	23,287
Verizon Communications Inc. 5.15% 2023	5,000	5,739
		122,534
Industrials 1.09%
Atlas Copco AB 5.60% 2017[4]	4,000	4,375
Boeing Company 0.95% 2018	6,500	6,416
Canadian National Railway Co. 5.85% 2017	7,000	7,815
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	1,033	1,115
General Electric Capital Corp. 1.00% 2015	11,300	11,355
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,616
General Electric Capital Corp. 2.95% 2016	3,255	3,343
General Electric Capital Corp. 2.30% 2017	16,135	16,572
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,328
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,219
General Electric Capital Corp. 2.20% 2020	4,470	4,515
General Electric Co. 0.85% 2015	9,000	9,029
General Electric Corp. 5.25% 2017	7,500	8,324
Norfolk Southern Corp. 5.75% 2016	7,190	7,506
Union Pacific Corp. 5.70% 2018	5,900	6,727
Volvo Treasury AB 5.95% 2015[4]	4,300	4,318
		112,573
Information technology 0.48%
Apple Inc. 0.555% 2019[3]	7,500	7,541
International Business Machines Corp. 1.95% 2016	9,650	9,838
International Business Machines Corp. 2.00% 2016	7,000	7,100
International Business Machines Corp. 1.25% 2018	10,000	9,992
Oracle Corp. 0.833% 2019[3]	8,500	8,570
Oracle Corp. 2.375% 2019	3,000	3,079
Samsung Electronics America, Inc. 1.75% 2017[4]	3,475	3,501
		49,621
Materials 0.46%
BHP Billiton Finance (USA) Ltd. 2.05% 2018	7,780	7,928
Georgia-Pacific Corp. 2.539% 2019[4]	5,500	5,550
Glencore Xstrata LLC 4.125% 2023[4]	1,250	1,282
Glencore Xstrata LLC 4.625% 2024[4]	1,000	1,053
Praxair, Inc. 1.05% 2017	7,500	7,451
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,117
Intermediate Bond Fund of America — Page 8 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Rio Tinto Finance (USA) Ltd. 2.50% 2016	$10,000	$10,195
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	7,034
		47,610
Total corporate bonds & notes		2,383,201
Mortgage-backed obligations 8.74% Federal agency mortgage-backed obligations 4.54%
Fannie Mae 7.00% 2015[5]	10	10
Fannie Mae 5.00% 2023[5]	1,309	1,398
Fannie Mae 9.058% 2026[3,5]	111	124
Fannie Mae 6.00% 2028[5]	1,040	1,185
Fannie Mae 6.00% 2028[5]	365	415
Fannie Mae 6.00% 2028[5]	351	400
Fannie Mae 6.50% 2034[5]	1,124	1,296
Fannie Mae 3.00% 2035[5]	26,514	27,503
Fannie Mae 3.00% 2035[5]	14,692	15,240
Fannie Mae 7.00% 2037[5]	244	272
Fannie Mae 7.50% 2037[5]	64	73
Fannie Mae 5.257% 2038[3,5]	262	281
Fannie Mae 2.25% 2039[3,5]	167	179
Fannie Mae 2.377% 2039[3,5]	2,127	2,279
Fannie Mae 2.422% 2039[3,5]	265	284
Fannie Mae 2.518% 2039[3,5]	266	285
Fannie Mae 6.50% 2039[5]	798	910
Fannie Mae 3.259% 2040[3,5]	6,173	6,605
Fannie Mae 4.187% 2040[3,5]	3,081	3,258
Fannie Mae 4.344% 2040[3,5]	3,574	3,803
Fannie Mae 5.50% 2040[5]	1,695	1,910
Fannie Mae 5.50% 2040[5]	888	998
Fannie Mae 3.463% 2041[3,5]	3,492	3,713
Fannie Mae 3.546% 2041[3,5]	7,548	7,932
Fannie Mae 2.055% 2042[3,5]	8,425	8,764
Fannie Mae 2.180% 2042[3,5]	9,725	10,132
Fannie Mae 2.588% 2042[3,5]	20,080	20,592
Fannie Mae 3.50% 2045[5,6]	134,050	140,114
Fannie Mae 7.00% 2047[5]	71	81
Fannie Mae, Series 2001-4, Class GA, 9.424% 2025[3,5]	105	119
Fannie Mae, Series 2001-4, Class NA, 9.914% 2025[3,5]	65	72
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[5]	1,545	1,708
Fannie Mae, Series 2007-114, Class A7, 0.371% 2037[3,5]	12,500	12,341
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[5]	2,569	2,841
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	132	154
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	450	525
Fannie Mae, Series 2001-20, Class D, 11.004% 2031[3,5]	9	9
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[5]	1,457	1,371
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[5]	4,881	5,494
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[5]	3,739	3,511
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	97	108
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	515	602
Freddie Mac 5.00% 2023[5]	1,368	1,482
Freddie Mac 5.00% 2023[5]	490	532
Freddie Mac 5.00% 2024[5]	319	348
Freddie Mac 4.00% 2026[5]	6,024	6,441
Intermediate Bond Fund of America — Page 9 of 16

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.00% 2026[5]	$128	$145
Freddie Mac 6.00% 2026[5]	45	51
Freddie Mac 6.50% 2027[5]	847	967
Freddie Mac 3.50% 2035[5]	26,727	28,192
Freddie Mac 6.00% 2037[5]	1,098	1,251
Freddie Mac 6.00% 2037[5]	228	261
Freddie Mac 2.25% 2039[3,5]	992	1,054
Freddie Mac 2.966% 2041[3,5]	1,459	1,565
Freddie Mac 5.00% 2041[5]	685	764
Freddie Mac 3.50% 2045[5,6]	14,150	14,766
Freddie Mac, Series 1567, Class A, 0.572% 2023[3,5]	21	21
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	58	60
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	2,733	3,078
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	1,678	1,576
Freddie Mac, Series T-041, Class 3-A, 6.624% 2032[3,5]	304	349
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[5]	3,322	3,040
Freddie Mac, Series 3156, Class NG, 6.00% 2036[5]	1,687	1,929
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[5]	450	405
Freddie Mac, Series 3271, Class OA, 6.00% 2037[5]	2,218	2,446
Government National Mortgage Assn. 2.50% 2042[3,5]	2,082	2,147
Government National Mortgage Assn. 4.00% 2044[5]	32,542	34,746
Government National Mortgage Assn. 1.401% 2060[3,5]	1,904	1,945
Government National Mortgage Assn. 4.626% 2061[5]	1,470	1,582
Government National Mortgage Assn. 4.654% 2061[5]	10,813	11,676
Government National Mortgage Assn. 4.671% 2061[5]	2,759	2,985
Government National Mortgage Assn. 4.672% 2061[5]	1,943	2,107
Government National Mortgage Assn. 4.70% 2061[5]	1,915	2,058
Government National Mortgage Assn. 4.797% 2061[5]	1,257	1,345
Government National Mortgage Assn. 4.681% 2062[5]	2,053	2,235
Government National Mortgage Assn. 4.861% 2062[5]	153	165
Government National Mortgage Assn. 4.869% 2062[5]	444	479
Government National Mortgage Assn. 5.181% 2062[5]	310	335
Government National Mortgage Assn. 2.405% 2063[3,5]	6,199	6,627
Government National Mortgage Assn. 4.777% 2063[5]	174	188
Government National Mortgage Assn. 5.064% 2063[5]	373	397
Government National Mortgage Assn. 1.276% 2064[3,5]	1,020	1,038
Government National Mortgage Assn. 2.407% 2064[3,5]	8,720	9,325
Government National Mortgage Assn. 4.759% 2064[5]	2,014	2,162
Government National Mortgage Assn. 4.762% 2064[5]	4,395	4,768
Government National Mortgage Assn. 4.775% 2064[5]	4,275	4,637
Government National Mortgage Assn. 5.048% 2064[5]	1,532	1,628
Government National Mortgage Assn. 5.179% 2064[5]	1,681	1,814
Government National Mortgage Assn. 5.407% 2064[5]	1,027	1,078
Government National Mortgage Assn. 6.64% 2064[5]	8,080	8,769
Government National Mortgage Assn., Series 2012-H12, Class FT, 0.93% 2062[3,5]	3,994	4,009
		469,859
Commercial mortgage-backed securities 3.87%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,5]	20,206	20,769
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,5]	7,005	7,574
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,4,5]	2,500	2,657
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	16,095	17,130
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[3,4,5]	24,215	24,138
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 2036[3,5]	2,000	2,183
Intermediate Bond Fund of America — Page 10 of 16

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	$12,395	$12,998
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,5]	2,304	2,364
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,5]	8,211	8,371
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.021% 2031[3,4,5]	21,240	21,250
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.787% 2038[3,5]	24,168	25,131
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	2,950	3,130
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	10,311	11,263
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,5]	775	790
Hilton USA Trust, Series 2013-HLF, AFL, 1.171% 2030[3,4,5]	19,709	19,707
Hilton USA Trust, Series 2013-HLF, BFL, 1.671% 2030[3,4,5]	4,927	4,927
Hilton USA Trust Series 2013-HLF, CFL, 2.071% 2030[3,4,5]	6,898	6,897
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,5]	19,982	20,000
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,5]	4,250	4,296
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,5]	15,000	15,240
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[3,5]	1,000	1,012
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,668	8,089
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,5]	6,384	6,559
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.698% 2049[3,5]	11,447	12,353
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.698% 2049[3,5]	10,050	10,795
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	4,525	4,738
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.876% 2045[3,5]	6,500	6,853
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,5]	2,742	2,841
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	7,556	8,113
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.169% 2045[3,5]	4,500	4,998
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.868% 2046[3,5]	5,847	6,125
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	2,820	2,969
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.886% 2049[3,5]	12,250	13,317
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,5]	3,500	3,671
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.665% 2042[3,5]	1,000	1,043
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	26,432	27,993
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[5]	5,441	5,602
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	15,000	15,979
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[3,5]	9,734	10,109
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 2044[3,5]	8,069	8,193
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.721% 2049[3,5]	7,500	8,038
		400,205
Collateralized mortgage-backed (privately originated) 0.21%
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.674% 2025[3,5]	550	552
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	203	220
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	204	219
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	275	295
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	710	755
Freddie Mac, Series 2013-DN2, Class M-1, 1.621% 2023[3,5]	2,654	2,655
Freddie Mac, Series 2013-DN1, Class M-1, 3.571% 2023[3,5]	3,229	3,322
Freddie Mac, Series 2014-DN1, Class M-1, 1.171% 2024[3,5]	6,929	6,925
Freddie Mac, Series 2014-HQ2, Class M-1, 1.621% 2024[3,5]	4,025	4,034
Freddie Mac, Series 2014-HQ3, Class M-1, 1.821% 2024[3,5]	3,068	3,082
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	28	30
		22,089
Intermediate Bond Fund of America — Page 11 of 16

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities 0.12%	Principal amount (000)	Value (000)
Bank of Montreal 2.85% 2015[4,5]	$7,500	$7,552
Northern Rock PLC 5.625% 2017[4,5]	3,150	3,454
Royal Bank of Canada 3.125% 2015[4,5]	1,000	1,003
		12,009
Total mortgage-backed obligations		904,162
Asset-backed obligations 4.45%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4,5]	8,360	8,330
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,5]	10,000	10,055
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,5]	15,190	15,648
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	17,500	17,558
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	26,250	26,234
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	4,370	4,376
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	3,370	3,364
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,260	1,260
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,5]	1,790	1,790
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,890	4,909
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.153% 2021[3,4,5,7]	20,245	20,242
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	2,377	2,378
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	5,090	5,084
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	15,280	15,295
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	4,200	4,201
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	662	683
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.591% 2026[3,4,5]	2,500	2,500
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,5]	12,850	12,856
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[4,5]	5,000	5,002
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	9,315	9,393
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,5]	6,492	6,491
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	5,460	5,459
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,5,7]	8,000	7,986
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	2,445	2,443
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[5]	3,355	3,353
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	23,290	23,279
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,5]	1,980	2,004
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,5]	3,460	3,443
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,5]	3,735	3,773
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	1,940	1,925
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	251	262
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[3,4,5]	10,455	10,456
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	22,000	22,025
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	15,000	14,866
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[5]	2,960	2,955
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	22,245	22,221
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	3,740	3,735
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	1,331	1,332
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[5]	7,000	7,002
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	2,392	2,527
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	26,260	26,219
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[3,5]	1,236	1,151
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-3, 5.715% 2037[3,5]	3,242	3,000
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	4,720	4,717
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	14,763	14,807
Intermediate Bond Fund of America — Page 12 of 16

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	$10,000	$10,005
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	13,000	12,983
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	17,600	17,634
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[4,5]	885	907
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[5]	10,050	10,022
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	3,010	3,030
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	3,620	3,642
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	17,510	17,976
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	6,750	6,745
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	5,500	5,483
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,825	2,819
		459,835
Federal agency bonds & notes 2.50%
CoBank, ACB 0.841% 2022[3,4]	935	879
Fannie Mae 1.625% 2015	20,000	20,173
Fannie Mae 2.375% 2015	25,000	25,214
Fannie Mae 0.50% 2016	14,630	14,656
Fannie Mae 1.875% 2018	25,110	25,665
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,5]	6,405	6,896
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[3,5]	5,455	5,876
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017[5]	38,833	38,921
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[5]	8,189	8,241
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,164
Federal Home Loan Bank 5.375% 2016	1,420	1,524
Federal Home Loan Bank 1.75% 2018	25,000	25,407
Freddie Mac 0.75% 2018	10,000	9,916
Freddie Mac 4.875% 2018	11,135	12,445
Freddie Mac 1.25% 2019	25,000	24,672
Freddie Mac 1.375% 2020	20,000	19,703
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,5]	3,580	3,781
Freddie Mac, Series K042, Class A2, multifamily 2.67% 2024[5]	4,725	4,770
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,5]	6,360	6,881
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[5,7]	2,000	2,084
		258,868
Bonds & notes of governments & government agencies outside the U.S. 1.59%
Bermuda Government 5.603% 2020[4]	7,000	7,814
Bermuda Government 4.854% 2024[4]	3,525	3,723
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,856
Chilean Government 3.875% 2020	5,000	5,461
Finland (Republic of) 1.25% 2015[4]	10,000	10,065
Indonesia (Republic of) 4.125% 2025[4]	20,000	20,866
Lithuania (Republic of) 7.375% 2020	10,000	12,275
Netherlands Government 1.00% 2017	10,000	10,044
Polish Government 5.00% 2015	8,000	8,245
Polish Government 6.375% 2019	2,825	3,310
Polish Government 3.00% 2023	15,000	15,227
Spanish Government 4.00% 2018[4]	25,000	26,691
United Mexican States Government Global, Series A, 4.00% 2023	16,000	17,080
United Mexican States Government Global 3.60% 2025	13,000	13,468
		164,125
Intermediate Bond Fund of America — Page 13 of 16

unaudited
Bonds, notes & other debt instruments Municipals 0.43%	Principal amount (000)	Value (000)
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	$11,000	$11,106
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	12,500	12,760
State of New Jersey, G.O. Ref. Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,141
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,481
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,528
		45,016
Total bonds, notes & other debt instruments (cost: $9,982,269,000)		10,117,858
Preferred securities 0.03% U.S. government agency securities 0.03%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,765
Total preferred securities (cost: $3,985,000)		2,765
Short-term securities 3.23%	Principal amount (000)
Caterpillar Financial Services Corp. 0.11% due 4/14/2015	$39,100	39,093
Chariot Funding, LLC 0.27% due 6/29/2015[4]	40,000	39,963
Chevron Corp. 0.12% due 5/20/2015[4]	39,600	39,585
Fannie Mae 0.11% due 5/18/2015	5,800	5,800
Federal Home Loan Bank 0.07%–0.14% due 4/10/2015–8/5/2015	32,400	32,393
John Deere Capital Corp. 0.09% due 3/11/2015[4]	25,000	24,999
John Deere Cash Management SA 0.10% due 3/26/2015[4]	13,500	13,498
John Deere Financial Ltd. 0.10% due 3/18/2015[4]	44,800	44,797
National Rural Utilities Cooperative Finance Corp. 0.11% due 3/19/2015	1,100	1,100
NetJets Inc. 0.05% due 3/2/2015[4]	65,400	65,400
USAA Capital Corp. 0.08% due 3/5/2015	28,100	28,100
Total short-term securities (cost: $334,731,000)		334,728
Total investment securities 101.07% (cost: $10,320,985,000)		10,455,351
Other assets less liabilities (1.07)%		(110,749)
Net assets 100.00%		$10,344,602
Intermediate Bond Fund of America — Page 14 of 16

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,536,625,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 2/28/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7865%	10/6/2016	$175,000	$(212)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	10,000	16
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9195	2/11/2017	100,000	(128)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	108,000	(87)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	85,000	(48)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.3405	12/29/2017	100,000	(500)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	230,000	2,008
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7075	7/1/2019	60,000	457
Receive	LCH.Clearnet	3-month USD-LIBOR	1.814	7/29/2019	125,000	1,467
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	112,000	1,347
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	120,000	1,308
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	127,000	1,227
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	123,000	1,191
Receive	LCH.Clearnet	3-month USD-LIBOR	1.742	8/12/2019	60,000	501
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	92,000	1,440
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	35,000	140
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	11/14/2019	50,000	434
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	96,000	754
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5405	1/15/2020	50,000	(199)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	1/30/2020	150,000	(1,101)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	20,000	(156)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6715	2/13/2020	100,000	162
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	45,000	50
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	30,000	8
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	58,000	340
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	20,000	28
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	30,000	(8)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6045	7/29/2024	75,000	(3,426)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	26,000	(1,363)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7445	8/4/2024	50,000	(2,891)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6705	9/12/2024	60,000	(3,077)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.421	10/30/2024	34,000	(988)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.491	11/14/2024	30,000	(1,051)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.091	1/9/2025	10,000	17
Pay	LCH.Clearnet	3-month USD-LIBOR	1.894	1/20/2025	25,500	507
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	21,000	461
Pay	LCH.Clearnet	3-month USD-LIBOR	1.887	1/20/2025	15,000	308
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0255	2/10/2025	75,000	619
Pay	LCH.Clearnet	3-month USD-LIBOR	2.043	2/10/2025	28,000	186
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	35,000	(95)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(13,051)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	28,000	(4,418)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	30,000	(4,935)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	1,000	(121)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(1,976)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	24,000	168
						$(24,687)

Intermediate Bond Fund of America — Page 15 of 16

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $33,066,000, which represented .32% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,107,562,000, which represented 10.71% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $30,312,000, which represented .29% of the net assets of the fund.

Key to abbreviations
Auth. = Authority
Fin. = Finance
G.O. = General Obligation
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0415O-S42169	Intermediate Bond Fund of America — Page 16 of 16

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Intermediate Bond Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Intermediate Bond Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 30, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2015